EPIIF Quarterly Report

Consolidated Schedule of Investments

March 31, 2026

(Unaudited)

[EAGLE POINT INSTITUTIONAL INCOME LOGO]

		Principal
	Acquisition	Amount/
Issuer/Investment(1)	Date(2)	Shares	Cost	Fair Value(3)
Investments at Fair Value - 156.74% of Net Assets(4),(5)
Asset Backed Securities - 3.63% of Net Assets
Structured Finance
United States
Carvana Auto Receivables Trust 2025-P4
Class R Note (effective yield 20.12%, maturity 11/10/2033)(6),(7)	11/18/2025	$3,301	$1,680,247	$1,697,771
Carvana Auto Receivables Trust 2026-P1
Class R Note (effective yield 14.47%, maturity 03/10/2034)(6),(7)	3/10/2026	1,650	873,791	869,262
GoodLeap Home Improvement Solutions Trust 2025-2
Class R Note (effective yield 18.83%, maturity 06/20/2049)(6),(7)	3/17/2026	625,341	1,127,268	1,129,781
Total Asset Backed Securities			3,681,306	3,696,814

Collateralized Fund Obligation Equity - 3.15% of Net Assets
Structured Finance
United States
ALP CFO 2025, L.P.
Subordinated Note (effective yield 39.04%, maturity 07/15/2037)(6),(7),(8)	7/30/2025	3,612,000	3,612,000	3,201,602
Total Collateralized Fund Obligation Equity			3,612,000	3,201,602

Collateralized Loan Obligation Debt - 34.87% of Net Assets
Structured Finance
United States
AIMCO CLO 22 Ltd.
Secured Note - Class E, 10.17% (3M SOFR + 6.50%, due 04/19/2037)(7),(9)	3/03/2026	1,625,000	1,616,323	1,620,079
Carlyle Global Market Strategies CLO 2015-4, Ltd.
Secured Note - Class D-R, 10.63% (3M SOFR + 6.96%, due 07/20/2032)(7),(9)	2/03/2026	2,650,000	2,640,231	2,396,006
Carlyle US CLO 2020-2, Ltd.
Secured Note - Class D-R-2, 9.67% (3M SOFR + 6.00%, due 01/25/2035)(7),(9)	2/04/2026	2,000,000	1,954,687	1,881,377
Carlyle US CLO 2021-9 Ltd
Secured Note - Class E-R, 10.07% (3M SOFR + 6.40%, due 10/20/2034)(7),(9)	2/02/2026	3,250,000	3,231,527	2,994,016
CBAM 2017-2, Ltd.
Secured Note - Class E-R, 11.03% (3M SOFR + 7.36%, due 07/17/2034)(7),(9)	2/13/2026	2,000,000	1,951,419	1,817,277
CIFC Funding 2019-V, Ltd.
Secured Note - Class E-R2, 8.57% (3M SOFR + 4.90%, due 10/15/2038)(7),(9)	2/12/2026	175,000	173,998	172,284
CIFC Funding 2023-II Ltd
Secured Note Class E-R, 8.31% (3M SOFR + 4.65%, due 01/21/2037)(7),(9)	2/11/2026	1,600,000	1,586,994	1,554,847
Dryden 85 CLO Ltd.
Secured Note - Class E-R2, 10.67% (3M SOFR + 7.00%, due 07/15/2037)(7),(9)	2/26/2026	2,000,000	1,891,013	1,923,004
Elmwood CLO 42 Ltd.
Secured Note - Class E, 10.17% (3M SOFR + 6.50%, due 03/31/2038)(7),(9)	3/03/2026	500,000	494,707	495,951
HPS Loan Management 2025-24 Ltd.
Secured Note - Class E, 8.32% (3M SOFR + 4.65%, due 04/25/2038)(7),(9)	1/21/2026	2,076,250	2,081,393	2,029,148
KKR CLO 17 Ltd.
Secured Note - Class E-R, 11.32% (3M SOFR + 7.65%, due 04/15/2034)(7),(9)	10/25/2024	3,000,000	2,991,123	2,554,475
Lake George Park CLO, Ltd.
Secured Note - Class E, 8.27% (3M SOFR + 4.60%, due 04/15/2038)(7),(9)	2/04/2026	1,750,000	1,735,179	1,657,089
Magnetite XLIII Ltd.
Secured Note - Class E, 10.17% (3M SOFR + 6.50%, due 07/15/2038)(7),(9)	3/03/2026	1,250,000	1,236,393	1,239,546
Neuberger Berman Loan Advisers CLO 43, Ltd.
Secured Note - Class E-R, 8.27% (3M SOFR + 4.60%, due 07/17/2036)(7),(9)	6/26/2025	3,000,000	2,952,188	2,861,176
Rad CLO 11, Ltd.
Secured Note - Class E, 10.18% (3M SOFR + 6.51%, due 04/15/2034)(7),(9)	2/02/2026	1,795,212	1,759,751	1,683,126
RAD CLO 15, Ltd.
Secured Note - Class D-R, 10.17% (3M SOFR + 6.50%, due 07/20/2040)(7),(9)	9/11/2025	2,000,000	2,018,689	1,854,116
Regatta XVIII Funding Ltd.
Secured Note - Class E-R, 8.37% (3M SOFR + 4.70%, due 04/15/2038)(7),(9)	1/21/2026	1,350,000	1,318,420	1,235,391

EPIIF Quarterly Report

Consolidated Schedule of Investments

March 31, 2026

(Unaudited)

[EAGLE POINT INSTITUTIONAL INCOME LOGO]

		Principal
	Acquisition	Amount/
Issuer/Investment(1)	Date(2)	Shares	Cost	Fair Value(3)
Collateralized Loan Obligation Debt - 34.87% of Net Assets (continued)
Structured Finance (continued)
United States (continued)
Regatta XX Funding Ltd
Secured Note - Class E-R, 8.57% (3M SOFR + 4.90%, due 01/15/2038)(7),(9)	2/04/2026	$2,000,000	$1,915,608	$1,844,537
RR 33 Ltd.
Secured Note - Class D, 9.17% (3M SOFR + 5.50%, due 10/15/2039)(7),(9)	3/03/2026	3,675,000	3,492,855	3,649,644
Total Collateralized Loan Obligation Debt			37,042,498	35,463,089

Collateralized Loan Obligation Equity - 97.27% of Net Assets
Structured Finance
United States
AMMC CLO 28, Limited
Subordinated Note (effective yield 11.76%, maturity 07/20/2037)(6),(7),(8)	1/28/2025	2,400,000	1,770,146	1,304,190
AMMC CLO 30, Limited
Subordinated Note (effective yield 17.21%, maturity 04/15/2039)(6),(7),(8)	11/01/2024	5,328,000	3,705,061	3,611,022
AMMC CLO 31, Limited
Subordinated Note (effective yield 12.62%, maturity 02/20/2038)(6),(7),(8)	7/22/2025	4,500,000	4,043,757	3,165,702
Ares LXII CLO Ltd.
Subordinated Note (effective yield 7.54%, maturity 01/25/2034)(6),(7),(8)	1/18/2024	4,750,000	2,784,003	1,075,462
Ares LXIV CLO Ltd.
Subordinated Note (effective yield 9.76%, maturity 10/22/2039)(6),(7),(8)	1/26/2023	1,064,500	611,928	355,199
Ares LXIX CLO Ltd.
Income Note (effective yield 9.55%, maturity 04/15/2036)(6),(7),(8),(10)	1/31/2024	4,850,000	2,919,497	1,684,156
Ares LXXII CLO Ltd.
Income Note (effective yield 11.57%, maturity 07/15/2037)(6),(7),(8),(10)	6/21/2024	4,050,000	2,626,216	1,506,043
Ares LXXIV CLO Ltd.
Subordinated Note (effective yield 11.00%, maturity 10/15/2037)(6),(7),(8)	7/23/2025	3,850,000	3,073,979	1,881,042
Ares LXXVI CLO Ltd.
Income Note (effective yield 14.35%, maturity 05/27/2038)(6),(7),(8),(10)	4/14/2025	2,825,000	1,931,148	1,756,477
Bardot CLO, Ltd.
Subordinated Note (effective yield 0.00%, maturity 10/22/2032)(6),(7),(8),(10),(11)	11/22/2022	275,000	108,308	25,342
Barings CLO Ltd. 2021-II
Subordinated Note (effective yield 8.47%, maturity 07/15/2034)(6),(7),(8)	9/07/2022	600,000	326,249	176,691
Barings CLO Ltd. 2022-II
Income Note (effective yield 27.85%, maturity 07/15/2039)(6),(7),(8),(10)	6/21/2022	1,000,000	326,231	301,650
Barings CLO Ltd. 2022-IV
Subordinated Note (effective yield 9.83%, maturity 10/20/2037)(6),(7),(8)	10/29/2024	3,500,000	2,974,520	1,950,873
Barings CLO Ltd. 2024-II
Income Note (effective yield 15.35%, maturity 07/15/2039)(6),(7),(8),(10)	5/31/2024	4,300,000	2,616,392	2,089,447
Barings CLO Ltd. 2025-IV
Income Note (effective yield 16.94%, maturity 10/15/2040)(6),(7),(8),(10)	8/07/2025	4,475,000	3,115,538	2,895,917
Battalion CLO XXIII Ltd.
Income Note (effective yield 7.62%, maturity 10/15/2037)(6),(7),(8),(10)	5/19/2022	1,225,000	532,475	275,585
Bear Mountain Park CLO, Ltd.
Income Note (effective yield 20.58%, maturity 07/15/2037)(6),(7),(8),(10)	7/13/2022	550,000	417,435	275,901
Belmont Park CLO, Ltd.
Income Note (effective yield 7.69%, maturity 04/15/2037)(6),(7),(8),(10)	2/21/2024	3,450,000	2,125,125	1,301,461
Bowling Green Park CLO, LLC
Subordinated Note (effective yield 11.11%, maturity 04/18/2035)(6),(7),(8)	2/15/2024	3,306,800	2,140,504	1,197,133
Carlyle US CLO 2017-2, Ltd.
Subordinated Note (effective yield 9.77%, maturity 07/20/2037)(6),(7),(8)	10/09/2024	13,300,000	2,711,913	1,665,368
Carlyle US CLO 2021-6, Ltd.
Subordinated Note (effective yield 16.56%, maturity 01/15/2038)(6),(7),(8)	9/06/2024	5,000,000	2,164,616	1,411,558
Carlyle US CLO 2022-2, Ltd.
Subordinated Note (effective yield 8.57%, maturity 01/20/2038)(6),(7),(8)	8/15/2023	3,482,000	2,203,558	1,227,430

EPIIF Quarterly Report

Consolidated Schedule of Investments

March 31, 2026

(Unaudited)

[EAGLE POINT INSTITUTIONAL INCOME LOGO]

		Principal
	Acquisition	Amount/
Issuer/Investment(1)	Date(2)	Shares	Cost	Fair Value(3)
Collateralized Loan Obligation Equity - 97.27% of Net Assets (continued)
Structured Finance (continued)
United States (continued)
Carlyle US CLO 2022-4 Ltd.
Subordinated Note (effective yield 10.58%, maturity 07/25/2036)(6),(7),(8)	10/29/2024	$3,425,000	$3,131,616	$2,205,275
Carlyle US CLO 2022-5, Ltd.
Subordinated Note (effective yield 14.13%, maturity 10/15/2037)(6),(7),(8)	5/02/2025	1,575,000	949,015	731,736
Carlyle US CLO 2023-3, Ltd.
Income Note (effective yield 13.63%, maturity 10/15/2040)(6),(7),(8),(10)	7/06/2023	1,000,000	657,250	442,237
CBAM 2019-9, Ltd.
Subordinated Note (effective yield 9.30%, maturity 07/15/2037)(6),(7),(8)	11/01/2024	8,550,000	2,985,536	2,118,445
CIFC Funding 2017-I, Ltd.
Subordinated Note (effective yield 5.59%, maturity 04/21/2037)(6),(7),(8)	10/09/2024	5,000,000	2,037,648	1,402,639
CIFC Funding 2017-III Ltd.
Subordinated Note (effective yield 5.17%, maturity 07/20/2030)(6),(7),(8)	10/09/2024	5,800,000	2,068,587	1,268,545
CIFC Funding 2017-V Ltd
Subordinated Note (effective yield 4.65%, maturity 07/17/2037)(6),(7),(8)	10/30/2024	1,000,000	442,351	248,306
CIFC Funding 2019-II Ltd.
Subordinated Note (effective yield 11.64%, maturity 10/17/2038)(6),(7),(8)	9/10/2024	5,296,000	3,362,769	2,796,229
CIFC Funding 2019-V, Ltd.
Income Note (effective yield 11.06%, maturity 10/15/2038)(6),(7),(8)	8/13/2025	1,046,000	653,761	513,375
CIFC Funding 2019-VI, Ltd.
Subordinated Note (effective yield 6.25%, maturity 07/16/2037)(6),(7),(8)	9/10/2024	3,700,000	2,717,494	1,767,125
CIFC Funding 2020-II, Ltd.
Income Note (effective yield 16.28%, maturity 04/16/2039)(6),(7),(8)	11/05/2024	2,050,000	927,790	842,529
CIFC Funding 2021-V, Ltd.
Subordinated Note (effective yield 11.07%, maturity 01/15/2038)(6),(7),(8)	5/08/2025	5,043,215	3,012,814	2,354,050
CIFC Funding 2022-IV, Ltd.
Subordinated Note (effective yield 10.66%, maturity 07/16/2035)(6),(7),(8)	10/23/2023	2,400,000	1,720,094	1,140,815
CIFC Funding 2022-VI, Ltd.
Income Note (effective yield 14.40%, maturity 10/16/2038)(6),(7),(8),(10)	8/01/2022	600,000	420,642	329,093
CIFC Funding 2023-I, Ltd.
Income Note (effective yield 14.84%, maturity 10/15/2038)(6),(7),(8),(10)	9/14/2023	5,075,000	3,648,628	3,215,649
CIFC Funding 2025-II, Ltd.
Income Note (effective yield 13.57%, maturity 04/15/2038)(6),(7),(8),(10)	2/07/2025	5,000,000	3,985,703	3,277,092
CIFC Funding 2025-V, Ltd.
Income Note (effective yield 12.16%, maturity 10/15/2038)(6),(7),(8),(10)	7/30/2025	4,825,000	3,931,140	3,034,179
Clover CLO 2021-2, LLC
Subordinated Note (effective yield 15.00%, maturity 07/20/2038)(6),(7),(8)	8/09/2023	2,150,000	1,333,979	834,954
Croton Park CLO, Ltd.
Subordinated Note (effective yield 12.23%, maturity 10/15/2037)(6),(7),(8)	6/25/2025	5,000,000	3,744,489	2,286,620
Danby Park CLO, Ltd.
Subordinated Note (effective yield 6.91%, maturity 10/21/2037)(6),(7),(8)	10/31/2024	2,950,000	2,613,222	1,106,574
Dryden 78 CLO, Ltd.
Subordinated Note (effective yield 3.89%, maturity 04/17/2037)(6),(7),(8)	7/31/2024	5,950,000	2,721,353	1,740,082
Dryden 94 CLO, Ltd.
Income Note (effective yield 0.99%, maturity 10/15/2037)(6),(7),(8),(10)	4/28/2022	4,775,000	2,574,270	1,379,193
Dryden 109 CLO, Ltd.
Subordinated Note (effective yield 12.18%, maturity 04/15/2038)(6),(7),(8),(10)	2/15/2023	4,625,000	2,210,740	1,588,737
Eaton Vance CLO 2020-1, Ltd.
Subordinated Note (effective yield 8.24%, maturity 10/15/2037)(6),(7),(8),(10)	8/08/2023	2,435,000	1,353,879	688,988
Eaton Vance CLO 2020-2, Ltd.
Subordinated Note (effective yield 7.56%, maturity 10/15/2037)(6),(7),(8),(10)	9/16/2022	800,000	460,656	231,240
Invesco CLO 2022-2, Ltd.
Class Y Note (effective yield 8.96%, maturity 07/20/2035)(6),(7),(8)	8/14/2024	120,000	19,677	14,982
Invesco CLO 2022-2, Ltd.
Subordinated Note (effective yield 8.96%, maturity 07/20/2035)(6),(7),(8)	8/14/2024	1,550,000	850,215	376,082

EPIIF Quarterly Report

Consolidated Schedule of Investments

March 31, 2026

(Unaudited)

[EAGLE POINT INSTITUTIONAL INCOME LOGO]

		Principal
	Acquisition	Amount/
Issuer/Investment(1)	Date(2)	Shares	Cost	Fair Value(3)
Collateralized Loan Obligation Equity - 97.27% of Net Assets (continued)
Structured Finance (continued)
United States (continued)
Invesco CLO 2022-3, Ltd.
Class Y Note (effective yield 8.16%, maturity 10/22/2037)(6),(7),(8)	10/29/2024	$385,000	–	$136,449
Invesco CLO 2022-3, Ltd.
Subordinated Note (effective yield 8.16%, maturity 10/22/2037)(6),(7),(8)	10/29/2024	3,850,000	$2,763,600	1,349,703
Kings Park CLO, Ltd.
Subordinated Note (effective yield 4.42%, maturity 01/21/2039)(6),(7),(8)	4/27/2023	1,067,500	684,952	378,111
Lake George Park CLO, Ltd.
Income Note (effective yield 15.88%, maturity 04/15/2038)(6),(7),(8),(10)	2/18/2025	4,375,000	3,478,481	2,899,804
Madison Park Funding XX, Ltd.
Subordinated Note (effective yield 6.88%, maturity 10/27/2037)(6),(7),(8)	2/06/2025	1,875,000	444,602	154,264
Madison Park Funding XX, Ltd.
Subordinated Note (effective yield 6.88%, maturity 10/27/2037)(6),(7),(8)	2/06/2025	2,175,000	519,893	181,105
Madison Park Funding XXVIII Ltd.
Subordinated Note (effective yield 11.90%, maturity 01/15/2038)(6),(7),(8)	5/13/2025	7,600,000	2,953,523	1,389,239
Madison Park Funding XXXIV, Ltd.
Subordinated Note (effective yield 8.23%, maturity 10/16/2037)(6),(7),(8)	9/27/2022	1,162,000	560,427	254,062
Madison Park Funding XL-R, Ltd.
Income Note (effective yield 11.72%, maturity 10/16/2038)(6),(7),(8)	9/05/2025	3,100,000	2,945,000	1,820,117
Madison Park Funding LII, Ltd.
Subordinated Note (effective yield 0.00%, maturity 01/22/2035)(6),(7),(8),(11)	3/13/2024	4,200,000	2,454,053	570,906
Madison Park Funding LXII, Ltd.
Subordinated Note (effective yield 11.20%, maturity 07/16/2038)(6),(7),(8)	7/27/2023	3,025,000	1,810,394	969,198
Madison Park Funding LXIX, Ltd.
Subordinated Note (effective yield 9.39%, maturity 07/25/2037)(6),(7),(8)	5/22/2025	1,100,000	833,625	472,657
Meacham Park CLO, Ltd.
Subordinated Note (effective yield 9.24%, maturity 10/20/2037)(6),(7),(8)	1/24/2025	4,150,000	2,974,022	1,703,275
OCP CLO 2023-30, Ltd.
Subordinated Note (effective yield 13.25%, maturity 01/24/2039)(6),(7),(8)	5/10/2024	4,563,000	3,315,645	2,930,968
Octagon 58, Ltd.
Income Note (effective yield 8.49%, maturity 04/15/2038)(6),(7),(8),(10)	4/21/2022	3,150,000	2,953,091	1,861,755
Octagon Investment Partners 38, Ltd.
Subordinated Note (effective yield 9.20%, maturity 10/20/2037)(6),(7),(8)	10/29/2024	13,965,030	2,967,569	1,548,712
Octagon Investment Partners 45, Ltd.
Subordinated Note (effective yield 0.00%, maturity 04/15/2035)(6),(7),(8),(11)	7/27/2023	1,600,000	719,025	142,160
Park Blue CLO 2024-V, Ltd.
Subordinated Note (effective yield 10.62%, maturity 07/25/2037)(6),(7),(8)	10/09/2024	3,750,000	2,510,883	1,462,767
Point Au Roche Park CLO, Ltd.
Subordinated Note (effective yield 7.31%, maturity 01/20/2039)(6),(7),(8)	8/07/2023	2,275,000	1,216,632	642,837
RAD CLO 3, Ltd.
Subordinated Note (effective yield 13.73%, maturity 07/15/2037)(6),(7),(8),(10)	4/22/2025	7,275,000	3,187,937	1,722,715
Reese Park CLO, Ltd.
Class M-2 Note (effective yield 12.59%, maturity 01/15/2038)(6),(7),(8)	5/08/2025	6,955,000	–	196,948
Reese Park CLO, Ltd.
Subordinated Note (effective yield 12.59%, maturity 01/15/2038)(6),(7),(8)	5/08/2025	5,350,000	2,900,578	1,481,445
Regatta XII Funding Ltd.
Class R1A Note (effective yield 12.50%, maturity 10/15/2037)(6),(7),(8)	12/12/2024	6,636,950	15,213	18,283
Regatta XII Funding Ltd.
Class R2 Note (effective yield 12.50%, maturity 10/15/2037)(6),(7),(8)	12/12/2024	6,636,950	136,915	164,540
Regatta XXI Funding Ltd.
Subordinated Note (effective yield 9.36%, maturity 10/15/2037)(6),(7),(8)	6/10/2022	650,000	400,655	227,106
Regatta XXIV Funding Ltd.
Subordinated Note (effective yield 13.24%, maturity 01/20/2038)(6),(7),(8)	12/27/2024	700,000	379,250	264,150
Rockford Tower CLO 2022-3, Ltd.
Subordinated Note (effective yield 30.38%, maturity 07/20/2037)(6),(7),(8),(10)	7/27/2023	1,400,000	581,594	506,773

EPIIF Quarterly Report

Consolidated Schedule of Investments

March 31, 2026

(Unaudited)

[EAGLE POINT INSTITUTIONAL INCOME LOGO]

		Principal
	Acquisition	Amount/
Issuer/Investment(1)	Date(2)	Shares	Cost	Fair Value(3)
Collateralized Loan Obligation Equity - 97.27% of Net Assets (continued)
Structured Finance (continued)
United States (continued)
Rockford Tower CLO 2024-2, Ltd.
Subordinated Note (effective yield 13.85%, maturity 10/20/2037)(6),(7),(8)	2/14/2025	$1,275,000	$958,679	$591,840
RR 28 Ltd.
Subordinated Note (effective yield 5.68%, maturity 04/15/2041)(6),(7),(8)	10/31/2024	3,837,500	3,303,405	1,976,446
Shackleton 2019-XIV CLO, Ltd.
Subordinated Note (effective yield 8.93%, maturity 07/20/2034)(6),(7),(8)	1/24/2024	3,800,000	2,359,451	1,348,195
Wind River 2022-1 CLO Ltd.
Subordinated Note (effective yield 0.00%, maturity 07/20/2035)(6),(7),(8),(11)	8/15/2023	3,118,610	1,664,327	399,611
Wind River 2022-2 CLO Ltd.
Income Note (effective yield 0.00%, maturity 07/20/2035)(6),(7),(8),(10),(11)	6/03/2022	600,000	309,470	73,200
Total Collateralized Loan Obligation Equity			152,066,808	98,907,761

Equity Securities - 0.03% of Net Assets
Financial Services
United States
Pasadena Private Lending, Inc.
Common Stock, Class A-2(7),(8),(17)	12/18/2025	4,636	43,312	34,330
Total Equity Securities			43,312	34,330

Loan Accumulation Facilities - 4.62% of Net Assets
Structured Finance
United States
Steamboat LV Ltd.
Loan Accumulation Facility(7),(8),(12)	6/16/2025	967,000	967,000	966,607
Steamboat LVI Ltd.
Loan Accumulation Facility(7),(8),(12)	5/27/2025	1,535,625	1,535,625	1,527,101
Steamboat LIX Ltd.
Loan Accumulation Facility(7),(8),(12)	6/23/2025	1,332,250	1,332,250	1,362,585
Steamboat LXII Ltd.
Loan Accumulation Facility(7),(8),(12)	10/08/2025	393,250	393,250	393,262
Steamboat LXIII Ltd.
Loan Accumulation Facility(7),(8),(12)	12/17/2025	250,600	250,600	250,772
Total United States			4,478,725	4,500,327
Various
1988 Asset Mgmt Euro CLO 1 DAC
Loan Accumulation Facility(7),(8),(12)	2/13/2026	172,379	204,709	199,644
Total Loan Accumulation Facilities			4,683,434	4,699,971

Loans and Notes - 12.17% of Net Assets
Entertainment
United States
SI Tickets, Inc.
Senior Secured Loan, 10.00% (due 08/30/2026)(7),(8),(13),(14),(15)	11/12/2025	961,652	961,652	1,083,782
Financial Services
United States
Pasadena Private Lending, Inc.
Senior Secured Loan, 14.70% (3M SOFR + 9.75%, due 01/31/2031)(7),(8),(9),(14)	12/18/2025	1,632,500	1,505,318	1,568,016
Infrastructure
United States
Heritage Energy Holdings, LLC
Senior Secured Loan, 15.00% (due 06/30/2027)(7),(8),(13),(15)	12/31/2025	860,028	845,820	842,828

EPIIF Quarterly Report

Consolidated Schedule of Investments

March 31, 2026

(Unaudited)

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		Principal
	Acquisition	Amount/
Issuer/Investment(1)	Date(2)	Shares	Cost	Fair Value(3)
Loans and Notes - 12.17% of Net Assets (continued)
Infrastructure (continued)
United States (continued)
Nexus Apex Holdings, LLC
Senior Secured Loan, Tranche B-1, 14.70% (1M SOFR + 11.00%, due 02/28/2029)(7),(8),(9),(16)	2/26/2026	$3,264,833	$3,201,943	$3,664,775
Nexus Apex Holdings, LLC
Senior Secured Loan, Tranche B-2, 14.70% (1M SOFR + 11.00%, due 02/28/2029)(7),(8),(9),(16)	2/26/2026	725,026	710,961	813,841
Nexus Apex Holdings, LLC
Senior Secured Loan, Tranche B-3, 14.70% (1M SOFR + 11.00%, due 02/28/2029)(7),(8),(9),(14)	2/26/2026	3,917,572	3,840,500	4,397,475
Total Infrastructure			8,599,224	9,718,919
Total Loans and Notes			11,066,194	12,370,717

Preferred Stock - 0.92% of Net Assets
Financial Services
United States
Pasadena Private Lending, Inc.
Preferred Stock, Class C-2, 10.00% (due 12/22/2031)(7),(8),(13)	12/18/2025	4,636	160,672	150,935
Pasadena Private Lending, Inc.
Preferred Stock, Class D, 15.00% (due 04/20/2031)(7),(8),(13)	10/17/2025	835	784,134	785,437
Total Preferred Stock			944,806	936,372

Warrants - 0.08% of Net Assets
Financial Services
United States
Pasadena Private Lending, Inc.
Warrants (Expiration 12/31/2049)(7),(8),(17)	10/20/2025	10,776	100,675	79,742
Total Warrants			100,675	79,742

Total investments at fair value as of March 31, 2026			213,241,033	159,390,398

Liabilities at Fair Value - (0.06%) of Net Assets(4)

Unfunded Loan Commitments - (0.06)% of Net Assets
Financial Services
United States
Pasadena Private Lending, Inc. (Unfunded)
Senior Secured Loan, 14.70% (3M SOFR + 9.75%, due 01/31/2031)(8),(9),(14)	12/18/2025	(1,632,500)	–	(64,484)
Total Unfunded Loan Commitments			–	(64,484)
Total Liabilities at Fair Value as of March 31, 2026			–	(64,484)

Net assets above (below) fair value of investments				(57,640,386)

Net assets as of March 31, 2026				$101,685,528

(1)	The Fund is not affiliated with, nor does it “control” (as such term is defined in the Investment Fund Act of 1940, as amended (the “1940 Act”)), any of the issuers listed. In general, under the 1940 Act, the Fund would be presumed to “control” an issuer if it owned 25% or more of its voting securities.
(2)	Acquisition date represents the initial purchase date of investment.
(3)	Fair value is determined by the Adviser in accordance with written valuation policies and procedures, subject to oversight by the Fund’s Board of Trustees, in accordance with Rule 2a-5 under the 1940 Act.
(4)	Country represents the principal country of risk where the investment has exposure.
(5)	Pursuant to the terms of the credit facility agreement, a security interest in favor of the lender has been granted with respect to all investments.

EPIIF Quarterly Report

Consolidated Schedule of Investments

March 31, 2026

(Unaudited)

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(6)	Collateralized loan obligation ("CLO") equity, Collateralized Fund Obligations equity and Asset Backed Security residual tranches are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying assets less contractual payments to debt holders and fund expenses. The effective yield is estimated based on the current projection of the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. The effective yield and investment cost may ultimately not be realized. As of March 31, 2026, the Fund's weighted average effective yield on its aggregate CLO equity positions, based on current amortized cost, was 12.93%.
(7)	Securities exempt from registration under the Securities Act of 1933, and are deemed to be “restricted securities”. As of March 31, 2026, the aggregate fair value of these securities is $159.4 million, or 156.74% of the Fund’s net assets.
(8)	Classified as Level III investment.
(9)	Variable rate investment. Interest rate shown reflects the rate in effect at the reporting date. Investment description includes the reference rate and spread.
(10)	Fair value includes the Fund's interest in fee rebates on CLO subordinated and income notes.
(11)	As of March 31, 2026, the effective yield has been estimated to be 0%. The aggregate projected amount of future recurring distributions and terminal principal payment is less than the amortized investment cost. Future recurring distributions, once received, will be recognized solely as return of capital until the aggregate projected amount of future recurring distributions and terminal principal payment exceeds the amortized investment cost.
(12)	Loan accumulation facilities are financing structures intended to aggregate loans that may be used to form the basis of a CLO vehicle.
(13)	Fixed rate investment.
(14)	This investment has an unfunded commitment as of March 31, 2026.
(15)	As of March 31, 2026, the investment includes interest income capitalized as additional investment principal, referred to as “PIK” interest. The PIK interest rate represents the interest rate at payment date when PIK interest is received.
(16)	The Fund sold a participation interest in loans and notes with a cost of $1.5 million and fair value of $1.4 million. As of March 31, 2026 this liability bears an interest rate of 12.55%.
(17)	Non-income producing security.

Reference Key:

SOFR Secured Overnight Financing Rate

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

					Acquisition	Settlement
Currency Purchased		Currency Sold		Counterparty	Date	Date	Fair Value
Unrealized appreciation on forward currency contracts
USD	206,071	EUR	172,379	Barclays Bank PLC	02/10/2026	04/30/2026	$6,544
							$6,544